GOODWILL (Tables)	12 Months Ended
Jun. 30, 2013
Goodwill Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The changes in the carrying amount of goodwill are as follows:

	June 30,
	2012	2013

Balance at beginning of year	$-	$27,588,883
Goodwill acquired (note 3)	27,588,883	39,751,123
Translation adjustments	-	(1,552,986)

Balance at end of year	$27,588,883	$65,787,020